Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (unaudited)
(16)	Selected Quarterly Financial Data (unaudited)

	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues	$35,324	$33,861	$32,447	$34,005	$44,310	$43,777	$42,538	$46,657
Operating expenses:
Cost of revenues (excluding amortization of internal use software)	15,366	13,244	12,537	14,504	17,057	15,620	15,210	16,760
Sales and marketing, technology and development and general and administrative	14,103	13,760	13,299	13,937	19,027	19,214	18,635	21,153
Amortization and change in contingent consideration	2,493	2,682	2,985	3,167	4,438	4,094	3,713	3,429

Total operating expense	31,962	29,686	28,821	31,608	40,522	38,928	37,558	41,342
Income from operations	3,362	4,175	3,626	2,397	3,788	4,849	4,980	5,315
Other income (expense):
Interest income	11	9	7	9	10	9	14	3
Interest expense	(86)	(111)	(125)	(172)	(405)	(452)	(456)	(459)
Other, net	(110)	51	627	(217)	(11)	419	19	2

Income before income taxes	3,177	4,124	4,135	2,017	3,382	4,825	4,557	4,861
Income tax (provision) benefit	(148)	(253)	(234)	20,503	(1,372)	(1,601)	(2,034)	(2,119)

Net income	3,029	3,871	3,901	22,520	2,010	3,224	2,523	2,742
Accretion of redemption premium (expense) benefit	(2,768)	(2,924)	387	(904)	(1,523)	(778)	—	—

Net income attributable to common stockholders	$261	$947	$4,288	$21,616	$487	$2,446	$2,523	$2,742

Net income per share attributable to common stockholders:
Basic	$0.17	$0.62	$2.79	$14.02	$0.32	$0.17	$0.09	$0.09
Diluted	$0.02	$0.06	$0.17	$1.03	$0.02	$0.10	$0.08	$0.09
Shares Outstanding
Basic	1,532	1,535	1,536	1,542	1,546	14,268	26,755	29,761
Diluted	16,143	16,450	19,379	21,825	16,986	24,349	31,632	31,898